UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (96.8%)[1]
Communication Services (9.3%)
*	Alphabet Inc. Class A	164,992	172,410
*	Alphabet Inc. Class C	144,314	149,453
*	Facebook Inc. Class A	921,253	120,767
	Verizon Communications Inc.	1,862,263	104,696
	AT&T Inc.	3,062,236	87,396
	Walt Disney Co.	693,847	76,080
	Comcast Corp. Class A	1,320,762	44,972
*	Netflix Inc.	120,237	32,183
*	Twitter Inc.	873,074	25,092
*	TripAdvisor Inc.	408,193	22,018
*	Electronic Arts Inc.	155,114	12,240
	Omnicom Group Inc.	123,315	9,032
	Activision Blizzard Inc.	168,390	7,842
*	Charter Communications Inc. Class A	25,670	7,315
*	DISH Network Corp. Class A	277,659	6,933
	News Corp. Class A	594,500	6,748
	News Corp. Class B	570,437	6,588
*	Zynga Inc. Class A	440,100	1,730
	Match Group Inc.	38,900	1,664
*	Liberty Media Corp-Liberty SiriusXM Class C	44,200	1,634
	Altice USA Inc. Class A	85,800	1,417
*	Liberty Media Corp-Liberty SiriusXM Class A	26,900	990
*	Yelp Inc. Class A	24,400	854
*	SINA Corp.	15,071	808
*	IAC/InterActiveCorp	3,200	586
*	T-Mobile US Inc.	8,300	528
*	Spotify Technology SA	3,700	420
*	Intelsat SA	18,500	396
*	GCI Liberty Inc. Class A	7,505	309
	Gannett Co. Inc.	32,289	275
	Cable One Inc.	305	250
*,^	Sirius XM Holdings Inc.	34,100	195
*	Zillow Group Inc. Class A	5,513	173
	Sinclair Broadcast Group Inc. Class A	3,500	92
*	Liberty TripAdvisor Holdings Inc. Class A	5,000	79
*	Zillow Group Inc.	2,500	79
*	Boingo Wireless Inc.	3,187	66
*	Globalstar Inc.	101,800	65
*	Iridium Communications Inc.	2,763	51
	New Media Investment Group Inc.	3,958	46
*	IMAX Corp.	1,769	33
*	Zayo Group Holdings Inc.	1,300	30
	Entravision Communications Corp. Class A	8,200	24
	Emerald Expositions Events Inc.	1,800	22
*	DHI Group Inc.	11,400	17
*	Cargurus Inc.	500	17
*	MDC Partners Inc. Class A	4,600	12
*	Care.com Inc.	400	8
	IDT Corp. Class B	900	6

*	NII Holdings Inc.	600	3
*	Vonage Holdings Corp.	285	2
*	Frontier Communications Corp.	400	1
*	Glu Mobile Inc.	107	1
*	QuinStreet Inc.	42	1
			904,649
Consumer Discretionary (10.2%)
*	Amazon.com Inc.	170,841	256,598
	Home Depot Inc.	629,309	108,128
	McDonald’s Corp.	298,727	53,045
*	Booking Holdings Inc.	28,734	49,492
	Starbucks Corp.	731,959	47,138
	Lowe’s Cos. Inc.	462,944	42,758
	TJX Cos. Inc.	632,420	28,294
*	Chipotle Mexican Grill Inc. Class A	58,906	25,435
	Yum! Brands Inc.	265,795	24,432
	NIKE Inc. Class B	322,186	23,887
	H&R Block Inc.	861,423	21,854
	Best Buy Co. Inc.	403,005	21,343
	PulteGroup Inc.	798,662	20,757
*	O’Reilly Automotive Inc.	58,688	20,208
	Kohl’s Corp.	283,742	18,823
	Nordstrom Inc.	390,917	18,221
	Macy’s Inc.	600,089	17,871
	Ralph Lauren Corp. Class A	162,505	16,813
	Target Corp.	241,442	15,957
	Expedia Group Inc.	121,065	13,638
*	eBay Inc.	477,700	13,409
	Darden Restaurants Inc.	131,537	13,135
	General Motors Co.	383,064	12,813
	Advance Auto Parts Inc.	57,470	9,049
*	AutoZone Inc.	9,710	8,140
	Las Vegas Sands Corp.	140,800	7,329
	Dollar General Corp.	54,320	5,871
	Marriott International Inc. Class A	48,920	5,311
	Aptiv plc	76,600	4,716
	Tractor Supply Co.	56,200	4,689
	Garmin Ltd.	61,400	3,888
	Restaurant Brands International Inc.	68,600	3,588
	Tiffany & Co.	44,152	3,555
	Ross Stores Inc.	40,267	3,350
	Wynn Resorts Ltd.	33,000	3,264
	Royal Caribbean Cruises Ltd.	29,471	2,882
	PVH Corp.	29,900	2,779
	Wyndham Hotels & Resorts Inc.	54,635	2,479
*	Crocs Inc.	81,300	2,112
	Goodyear Tire & Rubber Co.	103,300	2,108
	Hyatt Hotels Corp. Class A	28,100	1,900
	Dick’s Sporting Goods Inc.	59,900	1,869
	BorgWarner Inc.	52,150	1,812
	Carnival Corp.	35,500	1,750
	Genuine Parts Co.	18,200	1,748
*	Michael Kors Holdings Ltd.	35,600	1,350
	L Brands Inc.	49,185	1,263
*	Tesla Inc.	3,600	1,198
	Tapestry Inc.	32,054	1,082
*	Sally Beauty Holdings Inc.	60,400	1,030

	Brunswick Corp.	21,591	1,003
*	Fossil Group Inc.	61,000	960
	VF Corp.	12,370	882
	Yum China Holdings Inc.	23,817	799
	Bloomin’ Brands Inc.	40,700	728
	Hilton Worldwide Holdings Inc.	10,000	718
*	LKQ Corp.	26,400	626
*	Wayfair Inc.	6,800	613
*,^	Hibbett Sports Inc.	41,800	598
*	Mohawk Industries Inc.	4,800	561
	Delphi Technologies plc	38,795	556
*	Groupon Inc. Class A	166,700	533
	La-Z-Boy Inc.	17,700	490
*	American Outdoor Brands Corp.	36,600	471
*	Deckers Outdoor Corp.	3,600	461
*	Liberty Expedia Holdings Inc. Class A	11,700	458
	DSW Inc. Class A	18,200	450
	Dana Inc.	32,400	442
*	Sleep Number Corp.	12,900	409
	Graham Holdings Co. Class B	604	387
*	SeaWorld Entertainment Inc.	17,200	380
*	Fiat Chrysler Automobiles NV	26,100	377
*	Murphy USA Inc.	4,500	345
*	Michaels Cos. Inc.	24,500	332
	Tenneco Inc. Class A	10,500	288
	GameStop Corp. Class A	21,000	265
*	K12 Inc.	10,511	261
	Shutterstock Inc.	6,900	248
*	Taylor Morrison Home Corp. Class A	14,100	224
*	Hilton Grand Vacations Inc.	8,300	219
	Abercrombie & Fitch Co.	10,200	205
	Chico’s FAS Inc.	33,000	185
*	frontdoor Inc.	6,700	178
*	NVR Inc.	60	146
	BJ’s Restaurants Inc.	2,700	137
*	Adtalem Global Education Inc.	2,800	132
	Brinker International Inc.	3,000	132
	Shoe Carnival Inc.	3,800	127
	Gentex Corp.	6,100	123
	Hasbro Inc.	1,500	122
*	Express Inc.	23,848	122
	KB Home	5,524	106
	Tailored Brands Inc.	7,700	105
*	ServiceMaster Global Holdings Inc.	2,713	100
	Office Depot Inc.	35,700	92
*	Vitamin Shoppe Inc.	19,300	91
	International Speedway Corp. Class A	2,000	88
*	Urban Outfitters Inc.	2,638	88
	Columbia Sportswear Co.	900	76
*	Vista Outdoor Inc.	6,345	72
	Core-Mark Holding Co. Inc.	2,900	67
	Tilly’s Inc. Class A	5,200	56
*	Nautilus Inc.	4,900	53
	Pier 1 Imports Inc.	168,000	51
*	Under Armour Inc. Class A	2,850	50
	Movado Group Inc.	1,400	44
*	Burlington Stores Inc.	225	37

	Nutrisystem Inc.	700	31
	Pool Corp.	200	30
	Cato Corp. Class A	2,000	29
	Big 5 Sporting Goods Corp.	10,300	27
*	Career Education Corp.	2,300	26
*	Cooper-Standard Holdings Inc.	400	25
*	Noodles & Co. Class A	3,509	25
*	Laureate Education Inc. Class A	1,600	24
*	Lululemon Athletica Inc.	200	24
	Leggett & Platt Inc.	600	21
	Ethan Allen Interiors Inc.	1,200	21
*	Kirkland’s Inc.	1,900	18
*	Stoneridge Inc.	700	17
*	America’s Car-Mart Inc.	200	14
	Bassett Furniture Industries Inc.	689	14
*	Playa Hotels & Resorts NV	1,900	14
*	Biglari Holdings Inc. Class B	110	12
	American Eagle Outfitters Inc.	600	12
*	Monarch Casino & Resort Inc.	300	11
	Libbey Inc.	2,800	11
	Lennar Corp. Class B	300	9
*	Fred’s Inc. Class A	4,800	9
	Tile Shop Holdings Inc.	1,600	9
*	American Public Education Inc.	300	9
*	Modine Manufacturing Co.	700	8
*	Quotient Technology Inc.	700	7
*	Biglari Holdings Inc.	10	6
*	Beazer Homes USA Inc.	600	6
	Cheesecake Factory Inc.	100	4
*	M/I Homes Inc.	200	4
*	MasterCraft Boat Holdings Inc.	200	4
	Ruth’s Hospitality Group Inc.	161	4
	Wyndham Destinations Inc.	100	4
	DR Horton Inc.	100	3
*	Horizon Global Corp.	2,100	3
	BBX Capital Corp. Class A	419	2
*	Despegar.com Corp.	100	1
			992,528
Consumer Staples (7.4%)
	Procter & Gamble Co.	1,033,354	94,986
	PepsiCo Inc.	807,377	89,199
	Walmart Inc.	765,271	71,285
	Costco Wholesale Corp.	271,896	55,388
	Mondelez International Inc. Class A	986,940	39,507
	Colgate-Palmolive Co.	662,234	39,416
	Philip Morris International Inc.	535,737	35,766
	Coca-Cola Co.	739,789	35,029
	Kimberly-Clark Corp.	275,015	31,335
	Sysco Corp.	430,337	26,965
	Walgreens Boots Alliance Inc.	379,710	25,946
*	Monster Beverage Corp.	491,630	24,198
	Estee Lauder Cos. Inc. Class A	180,317	23,459
	McCormick & Co. Inc.	160,339	22,326
	Kroger Co.	720,030	19,801
	Altria Group Inc.	375,670	18,554
	Archer-Daniels-Midland Co.	439,295	17,998
	Conagra Brands Inc.	535,835	11,446

	Lamb Weston Holdings Inc.	95,773	7,045
	Clorox Co.	43,676	6,732
	Constellation Brands Inc. Class A	30,470	4,900
	Kraft Heinz Co.	102,070	4,393
	Church & Dwight Co. Inc.	60,340	3,968
	Coca-Cola European Partners plc	57,300	2,627
*	US Foods Holding Corp.	75,665	2,394
*	Herbalife Nutrition Ltd.	39,900	2,352
	Tyson Foods Inc. Class A	28,800	1,538
	General Mills Inc.	30,030	1,169
*	Performance Food Group Co.	23,600	762
	Hormel Foods Corp.	17,200	734
	Cal-Maine Foods Inc.	12,600	533
*	Pilgrim’s Pride Corp.	18,600	289
	Nu Skin Enterprises Inc. Class A	4,000	245
*	TreeHouse Foods Inc.	3,400	172
	Dean Foods Co.	29,400	112
	Cott Corp.	7,100	99
*	Boston Beer Co. Inc. Class A	400	96
*	USANA Health Sciences Inc.	700	82
*	Sprouts Farmers Market Inc.	2,400	57
	Hershey Co.	510	55
*	Simply Good Foods Co.	1,700	32
	Flowers Foods Inc.	1,000	19
*	Central Garden & Pet Co. Class A	512	16
*	Avon Products Inc.	7,900	12
*	Post Holdings Inc.	100	9
*	Natural Grocers by Vitamin Cottage Inc.	207	3
	Natural Health Trends Corp.	100	2
	Ingredion Inc.	11	1
			723,052
Energy (4.9%)
	Chevron Corp.	788,842	85,818
	Exxon Mobil Corp.	1,172,272	79,937
	Occidental Petroleum Corp.	1,031,276	63,300
	ConocoPhillips	806,371	50,277
	Phillips 66	365,376	31,477
	Anadarko Petroleum Corp.	613,781	26,908
	Kinder Morgan Inc.	1,270,550	19,541
	Schlumberger Ltd.	538,920	19,444
	Marathon Oil Corp.	1,269,907	18,210
	ONEOK Inc.	288,610	15,571
	HollyFrontier Corp.	298,724	15,271
	Hess Corp.	332,368	13,461
	Pioneer Natural Resources Co.	97,229	12,788
	Williams Cos. Inc.	429,500	9,470
	Cabot Oil & Gas Corp.	274,821	6,142
	National Oilwell Varco Inc.	105,900	2,722
	EOG Resources Inc.	17,754	1,548
	Helmerich & Payne Inc.	21,000	1,007
	Murphy Oil Corp.	28,300	662
	Peabody Energy Corp.	16,114	491
*	Oceaneering International Inc.	28,900	350
*	CNX Resources Corp.	27,400	313
*	QEP Resources Inc.	50,300	283
*	Newfield Exploration Co.	17,300	254
*	Parsley Energy Inc. Class A	13,400	214

*,^	Tellurian Inc.	21,700	151
	Range Resources Corp.	15,600	149
	Devon Energy Corp.	6,200	140
	Encana Corp.	22,100	128
	Archrock Inc.	14,000	105
*	Renewable Energy Group Inc.	3,500	90
*	Keane Group Inc.	10,900	89
*	California Resources Corp.	4,715	80
	Plains GP Holdings LP Class A	3,535	71
*	Exterran Corp.	3,800	67
*	Dril-Quip Inc.	2,200	66
	Diamondback Energy Inc.	600	56
*	Denbury Resources Inc.	29,000	50
*	PDC Energy Inc.	1,600	48
*	Helix Energy Solutions Group Inc.	8,700	47
*	W&T Offshore Inc.	8,600	35
	Patterson-UTI Energy Inc.	3,400	35
*	CONSOL Energy Inc.	1,100	35
*,^	Bristow Group Inc.	14,300	35
	Mammoth Energy Services Inc.	1,900	34
*	Superior Energy Services Inc.	9,900	33
*	Matrix Service Co.	1,300	23
	Cosan Ltd.	1,700	15
*	Earthstone Energy Inc. Class A	2,092	9
*	Continental Resources Inc.	100	4
*	Talos Energy Inc.	200	3
*	Geopark Ltd.	200	3
*	Bonanza Creek Energy Inc.	100	2
*	Rowan Cos. plc Class A	189	2
*	ION Geophysical Corp.	300	2
	Cameco Corp.	100	1
*	Hornbeck Offshore Services Inc.	700	1
*	Overseas Shipholding Group Inc. Class A	500	1
	Ensco plc Class A	200	1
*	KLX Energy Services Holdings Inc.	20	—
	Halliburton Co.	13	—
			477,070
Financials (11.7%)
	JPMorgan Chase & Co.	1,456,104	142,145
*	Berkshire Hathaway Inc. Class B	612,025	124,963
	Wells Fargo & Co.	2,079,674	95,831
	Bank of America Corp.	2,569,096	63,303
	Citigroup Inc.	1,144,066	59,560
	Capital One Financial Corp.	500,610	37,841
	Progressive Corp.	569,491	34,357
	Intercontinental Exchange Inc.	432,715	32,596
	E*TRADE Financial Corp.	699,214	30,682
	Allstate Corp.	361,751	29,892
	T. Rowe Price Group Inc.	315,151	29,095
	Morgan Stanley	695,605	27,581
	S&P Global Inc.	159,820	27,160
	Aflac Inc.	563,020	25,651
	Comerica Inc.	361,232	24,813
	SunTrust Banks Inc.	463,552	23,382
	M&T Bank Corp.	154,380	22,096
	Synchrony Financial	935,522	21,947
	Goldman Sachs Group Inc.	111,531	18,631

	Regions Financial Corp.	1,307,116	17,489
	Torchmark Corp.	228,098	17,000
	CME Group Inc.	70,950	13,347
	Hartford Financial Services Group Inc.	292,300	12,993
	State Street Corp.	201,026	12,679
	MetLife Inc.	302,501	12,421
	Fifth Third Bancorp	524,274	12,336
	PNC Financial Services Group Inc.	96,480	11,279
	Discover Financial Services	187,643	11,067
	Jefferies Financial Group Inc.	601,045	10,434
	Cboe Global Markets Inc.	106,371	10,406
	Willis Towers Watson plc	67,800	10,296
	BlackRock Inc.	25,290	9,934
	US Bancorp	209,285	9,564
*	SVB Financial Group	44,443	8,441
	Arthur J Gallagher & Co.	97,890	7,215
	Cincinnati Financial Corp.	87,150	6,747
	Affiliated Managers Group Inc.	67,153	6,543
	Moody’s Corp.	45,700	6,400
	Nasdaq Inc.	78,225	6,381
	Prudential Financial Inc.	76,400	6,230
	Northern Trust Corp.	65,400	5,467
	Bank of New York Mellon Corp.	105,325	4,958
	Ares Capital Corp.	268,500	4,183
	People’s United Financial Inc.	170,989	2,467
	BB&T Corp.	54,560	2,364
	Aon plc	15,960	2,320
	Huntington Bancshares Inc.	194,532	2,319
	First American Financial Corp.	44,782	1,999
	East West Bancorp Inc.	36,600	1,593
	Fidelity National Financial Inc.	42,800	1,346
	Navient Corp.	136,200	1,200
	Invesco Ltd.	63,480	1,063
	First Hawaiian Inc.	46,300	1,042
	Franklin Resources Inc.	30,355	900
	Lincoln National Corp.	14,800	759
	Unum Group	24,300	714
	Voya Financial Inc.	16,500	662
	Assured Guaranty Ltd.	15,140	580
	Ameriprise Financial Inc.	5,400	564
	Credicorp Ltd.	2,500	554
*	Texas Capital Bancshares Inc.	10,400	531
	Travelers Cos. Inc.	4,040	484
	MFA Financial Inc.	62,000	414
*	Athene Holding Ltd. Class A	9,400	374
	TCF Financial Corp.	18,700	364
	Zions Bancorp NA	8,940	364
*	eHealth Inc.	9,300	357
	Bank of NT Butterfield & Son Ltd.	10,600	332
	Argo Group International Holdings Ltd.	4,935	332
	KeyCorp	22,300	330
*	Arch Capital Group Ltd.	11,900	318
*	OneMain Holdings Inc.	12,229	297
	American Equity Investment Life Holding Co.	9,600	268
	Axis Capital Holdings Ltd.	4,210	217
*	FCB Financial Holdings Inc. Class A	6,369	214
	Wintrust Financial Corp.	3,206	213

	Signature Bank	1,800	185
	Beneficial Bancorp Inc.	12,600	180
	Hancock Whitney Corp.	4,700	163
*	Green Dot Corp. Class A	1,900	151
	United Community Banks Inc.	6,900	148
	American Financial Group Inc.	1,500	136
	State Bank Financial Corp.	6,200	134
	AGNC Investment Corp.	7,200	126
	Community Bank System Inc.	2,100	122
	FS KKR Capital Corp.	23,500	122
	BrightSphere Investment Group plc	11,200	120
	CNO Financial Group Inc.	7,900	118
	Hanover Insurance Group Inc.	1,000	117
	Apollo Investment Corp.	9,101	113
	Primerica Inc.	900	88
	Hilltop Holdings Inc.	4,200	75
	Trustmark Corp.	2,500	71
	Meridian Bancorp Inc.	4,800	69
	CVB Financial Corp.	3,300	67
	Erie Indemnity Co. Class A	500	67
	PacWest Bancorp	2,000	67
	Walker & Dunlop Inc.	1,500	65
	Boston Private Financial Holdings Inc.	6,100	64
	BankUnited Inc.	2,145	64
	Kearny Financial Corp.	4,881	63
	Capitol Federal Financial Inc.	4,900	63
	Investors Bancorp Inc.	5,900	61
	TPG RE Finance Trust Inc.	3,133	57
	Umpqua Holdings Corp.	3,600	57
*	Third Point Reinsurance Ltd.	5,444	53
	Ameris Bancorp	1,600	51
	Exantas Capital Corp.	4,700	47
	IBERIABANK Corp.	700	45
	Synovus Financial Corp.	1,400	45
	BGC Partners Inc. Class A	8,200	42
*	Blucora Inc.	1,522	41
^	Prospect Capital Corp.	6,100	39
*	Credit Acceptance Corp.	100	38
	SEI Investments Co.	800	37
	First Financial Northwest Inc.	2,300	36
	Eaton Vance Corp.	900	32
	First Busey Corp.	1,200	29
	Oaktree Specialty Lending Corp.	6,900	29
	Hanmi Financial Corp.	1,374	27
	Central Pacific Financial Corp.	1,000	24
*	Cannae Holdings Inc.	1,417	24
	PennantPark Investment Corp.	3,600	23
	Great Western Bancorp Inc.	733	23
*	Elevate Credit Inc.	5,000	22
	Old Second Bancorp Inc.	1,700	22
*	Bancorp Inc.	2,758	22
*	World Acceptance Corp.	200	20
	First Midwest Bancorp Inc.	1,000	20
	Fidelity Southern Corp.	725	19
	First BanCorp	2,100	18
	Granite Point Mortgage Trust Inc.	1,000	18
	Oppenheimer Holdings Inc. Class A	700	18

*	MBIA Inc.	2,000	18
	Peapack Gladstone Financial Corp.	700	18
*	Flagstar Bancorp Inc.	600	16
	Green Bancorp Inc.	900	15
*	HomeStreet Inc.	700	15
	Moelis & Co. Class A	400	14
	Golub Capital BDC Inc.	800	13
	Nelnet Inc. Class A	239	13
	Hercules Capital Inc.	1,100	12
*	Atlas Financial Holdings Inc.	1,379	11
	Flushing Financial Corp.	500	11
	Washington Federal Inc.	400	11
	Employers Holdings Inc.	200	8
	1st Source Corp.	200	8
	PJT Partners Inc.	200	8
	Oxford Square Capital Corp.	1,152	7
	Home Bancorp Inc.	176	6
	Investment Technology Group Inc.	200	6
	PennantPark Floating Rate Capital Ltd.	500	6
	Opus Bank	283	6
	FirstCash Inc.	60	4
*	Western Alliance Bancorp	100	4
	First Mid-Illinois Bancshares Inc.	120	4
*	SmartFinancial Inc.	198	4
	Cathay General Bancorp	100	3
	Home BancShares Inc.	200	3
	Maiden Holdings Ltd.	1,300	2
	Old Republic International Corp.	100	2
	PCSB Financial Corp.	100	2
	American Express Co.	17	2
	Brookline Bancorp Inc.	100	1
			1,137,241
Health Care (16.4%)
	Johnson & Johnson	1,145,866	147,874
	Merck & Co. Inc.	1,873,760	143,174
	Bristol-Myers Squibb Co.	1,832,328	95,244
	UnitedHealth Group Inc.	371,112	92,451
	AbbVie Inc.	932,397	85,958
	Eli Lilly & Co.	736,975	85,283
	Pfizer Inc.	1,560,468	68,114
	Humana Inc.	176,343	50,519
	Medtronic plc	506,282	46,051
*	Cigna Corp.	241,625	45,889
	Amgen Inc.	205,641	40,032
	Zoetis Inc.	446,562	38,199
	Cardinal Health Inc.	726,492	32,402
	Agilent Technologies Inc.	479,144	32,323
	HCA Healthcare Inc.	249,035	30,992
	McKesson Corp.	267,421	29,542
*	IQVIA Holdings Inc.	234,363	27,226
*	Illumina Inc.	87,552	26,259
*	Vertex Pharmaceuticals Inc.	149,550	24,782
	Gilead Sciences Inc.	385,745	24,128
	Anthem Inc.	86,085	22,608
	Thermo Fisher Scientific Inc.	98,674	22,082
*	ABIOMED Inc.	67,317	21,881
	ResMed Inc.	182,710	20,805

*	Cerner Corp.	386,062	20,245
	Baxter International Inc.	296,262	19,500
*	Varian Medical Systems Inc.	170,646	19,336
	Allergan plc	144,520	19,317
	Stryker Corp.	121,792	19,091
	Danaher Corp.	171,214	17,656
	Abbott Laboratories	228,281	16,512
*	Align Technology Inc.	74,603	15,624
*	Intuitive Surgical Inc.	31,491	15,082
*	Hologic Inc.	327,080	13,443
	CVS Health Corp.	189,545	12,419
*	Boston Scientific Corp.	350,983	12,404
	Becton Dickinson and Co.	51,543	11,614
*	Waters Corp.	59,593	11,242
	Quest Diagnostics Inc.	120,790	10,058
*	IDEXX Laboratories Inc.	53,044	9,867
*	Biogen Inc.	32,200	9,690
*	Regeneron Pharmaceuticals Inc.	23,221	8,673
*	Centene Corp.	73,800	8,509
*	Celgene Corp.	125,185	8,023
	Zimmer Biomet Holdings Inc.	64,491	6,689
*	Mylan NV	201,300	5,516
*	Molina Healthcare Inc.	39,000	4,533
	AmerisourceBergen Corp. Class A	60,321	4,488
*	Henry Schein Inc.	54,200	4,256
*	Mettler-Toledo International Inc.	7,282	4,119
	Dentsply Sirona Inc.	103,609	3,855
*	Edwards Lifesciences Corp.	21,130	3,236
*	Incyte Corp.	50,890	3,236
	Cooper Cos. Inc.	9,984	2,541
	Perrigo Co. plc	57,400	2,224
*	Alexion Pharmaceuticals Inc.	21,392	2,083
*	Horizon Pharma plc	97,300	1,901
*	QIAGEN NV	51,600	1,778
	Bruker Corp.	57,200	1,703
*	DaVita Inc.	32,300	1,662
*	Allscripts Healthcare Solutions Inc.	87,900	847
*	Insulet Corp.	10,275	815
*	Masimo Corp.	7,300	784
*	Mallinckrodt plc	47,200	746
*	Myriad Genetics Inc.	25,500	741
*	AMAG Pharmaceuticals Inc.	45,400	690
*	Dynavax Technologies Corp.	73,300	671
*	BioMarin Pharmaceutical Inc.	7,800	664
*	Ionis Pharmaceuticals Inc.	12,200	660
*	MyoKardia Inc.	13,000	635
*	Neurocrine Biosciences Inc.	8,023	573
	Patterson Cos. Inc.	28,700	564
*	Premier Inc. Class A	12,100	452
*	Pacira Pharmaceuticals Inc.	9,300	400
*	Intercept Pharmaceuticals Inc.	3,900	393
*	Nektar Therapeutics Class A	11,300	371
*	PTC Therapeutics Inc.	10,816	371
*	Haemonetics Corp.	3,600	360
*	Heron Therapeutics Inc.	12,200	316
*	Tivity Health Inc.	12,700	315
*	Nevro Corp.	7,500	292

*	Spark Therapeutics Inc.	7,300	286
*	United Therapeutics Corp.	2,600	283
*	Genomic Health Inc.	4,300	277
*	Editas Medicine Inc.	11,813	269
*	Assertio Therapeutics Inc.	73,300	265
	Encompass Health Corp.	3,900	241
*	WellCare Health Plans Inc.	1,000	236
*	Innoviva Inc.	13,300	232
*,^	Omeros Corp.	18,200	203
*	Eagle Pharmaceuticals Inc.	4,900	197
*,^	Sorrento Therapeutics Inc.	78,131	188
*	Avanos Medical Inc.	4,000	179
*	Triple-S Management Corp. Class B	9,304	162
*	Neogen Corp.	2,779	158
*	Laboratory Corp. of America Holdings	1,213	153
*	LivaNova plc	1,600	146
*	Tenet Healthcare Corp.	8,100	139
*	Halozyme Therapeutics Inc.	8,280	121
*	Varex Imaging Corp.	5,058	120
*	Catalent Inc.	3,000	94
*	Agenus Inc.	38,200	91
*	Momenta Pharmaceuticals Inc.	8,200	91
*	Jazz Pharmaceuticals plc	700	87
*	Endo International plc	11,200	82
*	Ophthotech Corp.	66,680	80
*	HMS Holdings Corp.	2,700	76
*	Medpace Holdings Inc.	1,400	74
*	Corcept Therapeutics Inc.	5,200	69
*	Retrophin Inc.	3,059	69
*,^	Lannett Co. Inc.	13,229	66
*	Corbus Pharmaceuticals Holdings Inc.	10,600	62
*	OraSure Technologies Inc.	5,242	61
*	uniQure NV	2,088	60
*,^	MannKind Corp.	52,500	56
*	AngioDynamics Inc.	2,600	52
*	Sangamo Therapeutics Inc.	4,100	47
*	Strongbridge Biopharma plc	10,281	46
*	Cutera Inc.	2,700	46
*	Quidel Corp.	900	44
*	Aquinox Pharmaceuticals Inc.	20,300	44
*	Amicus Therapeutics Inc.	4,300	41
*	CareDx Inc.	1,600	40
*,^	Aurinia Pharmaceuticals Inc.	5,600	38
*	Bausch Health Cos. Inc.	2,035	38
*	Select Medical Holdings Corp.	2,400	37
	Meridian Bioscience Inc.	1,900	33
*	Accuray Inc.	9,200	31
	Taro Pharmaceutical Industries Ltd.	300	25
*	Akebia Therapeutics Inc.	4,400	24
*,^	vTv Therapeutics Inc. Class A	9,000	24
*	Audentes Therapeutics Inc.	1,100	23
*	Diplomat Pharmacy Inc.	1,700	23
*	Rockwell Medical Inc.	9,898	22
*	Novocure Ltd.	600	20
*	CytomX Therapeutics Inc.	1,129	17
*	MEDNAX Inc.	500	16
*	GenMark Diagnostics Inc.	3,300	16

*	Alnylam Pharmaceuticals Inc.	200	15
*	Insys Therapeutics Inc.	4,164	15
*	Prothena Corp. plc	1,400	14
*	ArQule Inc.	5,200	14
*	Edge Therapeutics Inc.	41,800	13
*	Intersect ENT Inc.	400	11
	Invacare Corp.	2,600	11
*,^	Geron Corp.	10,700	11
*	BioScrip Inc.	2,840	10
*	Radius Health Inc.	600	10
*	BioDelivery Sciences International Inc.	1,900	7
*	Rigel Pharmaceuticals Inc.	2,900	7
*	AVEO Pharmaceuticals Inc.	4,100	7
*	ChemoCentryx Inc.	600	7
*	Inovio Pharmaceuticals Inc.	1,600	6
*	Oxford Immunotec Global plc	500	6
*	Acorda Therapeutics Inc.	400	6
*	Foamix Pharmaceuticals Ltd.	1,461	5
	Computer Programs & Systems Inc.	200	5
*	Arbutus Biopharma Corp.	1,300	5
*	Enzo Biochem Inc.	1,760	5
*	Otonomy Inc.	2,600	5
*	Chimerix Inc.	1,834	5
*	Cross Country Healthcare Inc.	600	4
*	Novus Therapeutics Inc.	2,500	4
*	Menlo Therapeutics Inc.	900	4
*	Dermira Inc.	500	4
*	RTI Surgical Inc.	802	3
*	Voyager Therapeutics Inc.	300	3
*	Amneal Pharmaceuticals Inc.	200	3
*	Solid Biosciences Inc.	100	3
*	Tocagen Inc.	300	2
*	Accelerate Diagnostics Inc.	200	2
*	Coherus Biosciences Inc.	200	2
*	Civitas Solutions Inc.	100	2
*	Fluidigm Corp.	200	2
*	Adverum Biotechnologies Inc.	500	2
*	Concert Pharmaceuticals Inc.	100	1
	Aceto Corp.	1,100	1
*	Advaxis Inc.	4,600	1
*	Protagonist Therapeutics Inc.	100	1
*	Lexicon Pharmaceuticals Inc.	100	1
*	Stemline Therapeutics Inc.	22	—
			1,603,568
Industrials (8.3%)
	Boeing Co.	252,349	81,383
	Lockheed Martin Corp.	195,605	51,217
	Raytheon Co.	328,690	50,405
	Caterpillar Inc.	311,505	39,583
	Waste Management Inc.	377,749	33,616
	Honeywell International Inc.	233,705	30,877
	Expeditors International of Washington Inc.	380,370	25,899
	CSX Corp.	416,768	25,894
	Union Pacific Corp.	159,551	22,055
*	United Continental Holdings Inc.	262,044	21,941
	3M Co.	112,685	21,471
	WW Grainger Inc.	72,404	20,444

	Delta Air Lines Inc.	388,375	19,380
	AMETEK Inc.	253,727	17,177
	Robert Half International Inc.	299,468	17,130
	Textron Inc.	370,886	17,057
	Dover Corp.	234,188	16,616
	Eaton Corp. plc	209,528	14,386
	General Electric Co.	1,876,952	14,209
	Cintas Corp.	75,810	12,735
	United Parcel Service Inc. Class B	127,882	12,472
	United Technologies Corp.	117,007	12,459
	Pentair plc	329,271	12,440
	Southwest Airlines Co.	265,800	12,354
	Roper Technologies Inc.	44,374	11,827
	Ingersoll-Rand plc	126,800	11,568
	PACCAR Inc.	200,283	11,444
	KAR Auction Services Inc.	225,900	10,780
	JB Hunt Transport Services Inc.	115,010	10,701
	CH Robinson Worldwide Inc.	112,771	9,483
*	Norfolk Southern Corp.	61,203	9,152
	Emerson Electric Co.	151,436	9,048
	General Dynamics Corp.	57,344	9,015
	Northrop Grumman Corp.	36,265	8,881
	Huntington Ingalls Industries Inc.	42,784	8,142
	Spirit AeroSystems Holdings Inc. Class A	112,900	8,139
	Masco Corp.	255,700	7,477
	Illinois Tool Works Inc.	57,428	7,276
	Republic Services Inc. Class A	83,499	6,019
	Flowserve Corp.	152,204	5,787
	Fortune Brands Home & Security Inc.	142,772	5,424
	Allison Transmission Holdings Inc.	109,800	4,821
	Quanta Services Inc.	138,800	4,178
	Fastenal Co.	73,230	3,829
	Rockwell Automation Inc.	24,513	3,689
	Jacobs Engineering Group Inc.	61,200	3,578
*	HD Supply Holdings Inc.	87,254	3,274
	Cummins Inc.	20,409	2,727
	Equifax Inc.	26,485	2,467
	FedEx Corp.	15,100	2,436
	nVent Electric plc	106,435	2,391
	Acuity Brands Inc.	17,073	1,963
	Canadian Pacific Railway Ltd.	10,300	1,829
	ManpowerGroup Inc.	28,000	1,814
	Harris Corp.	12,220	1,645
	AO Smith Corp.	34,690	1,481
*	Copart Inc.	21,493	1,027
	Fortive Corp.	13,040	882
	Oshkosh Corp.	13,732	842
	Owens Corning	17,600	774
	Macquarie Infrastructure Corp.	20,200	739
*	XPO Logistics Inc.	12,100	690
	Kansas City Southern	7,004	669
*	Resideo Technologies Inc.	31,400	645
*	Continental Building Products Inc.	25,000	636
	Moog Inc. Class A	7,700	597
	Timken Co.	15,600	582
	Insperity Inc.	6,000	560
*	WESCO International Inc.	10,300	494

*	Gardner Denver Holdings Inc.	22,800	466
	Altra Industrial Motion Corp.	17,300	435
*	Aerojet Rocketdyne Holdings Inc.	11,800	416
	Armstrong World Industries Inc.	6,900	402
	MSC Industrial Direct Co. Inc. Class A	5,200	400
	ArcBest Corp.	10,900	373
	Graco Inc.	8,900	372
	Brady Corp. Class A	7,400	322
	BWX Technologies Inc.	7,700	294
*	MRC Global Inc.	23,600	289
	Hubbell Inc. Class B	2,497	248
*	Air Transport Services Group Inc.	10,500	240
	Pitney Bowes Inc.	38,300	226
*	Milacron Holdings Corp.	17,500	208
*	AECOM	6,000	159
*	Rexnord Corp.	6,900	158
	Landstar System Inc.	1,600	153
	EnerSys	1,800	140
*	NOW Inc.	11,710	136
	Old Dominion Freight Line Inc.	1,083	134
*	Atkore International Group Inc.	5,632	112
*	TriNet Group Inc.	2,600	109
	Hexcel Corp.	1,800	103
*	Masonite International Corp.	2,100	94
*	AerCap Holdings NV	2,200	87
*	Arcosa Inc.	3,100	86
*	SPX FLOW Inc.	2,700	82
	Navigant Consulting Inc.	3,400	82
	Quad/Graphics Inc.	6,600	81
	Copa Holdings SA Class A	1,000	79
*	Advanced Disposal Services Inc.	3,100	74
	Lincoln Electric Holdings Inc.	886	70
	Federal Signal Corp.	3,300	66
*	Builders FirstSource Inc.	5,900	64
*	Civeo Corp.	43,700	62
	Toro Co.	1,100	61
	ACCO Brands Corp.	8,700	59
	ADT Inc.	9,400	57
	Hillenbrand Inc.	1,400	53
*	Luxfer Holdings plc	2,900	51
	Heidrick & Struggles International Inc.	1,600	50
	EMCOR Group Inc.	800	48
*	NCI Building Systems Inc.	6,500	47
*	Mistras Group Inc.	3,189	46
	Knoll Inc.	2,700	45
	Spartan Motors Inc.	6,100	44
	Snap-on Inc.	300	44
*	WABCO Holdings Inc.	400	43
*	LB Foster Co. Class A	2,557	41
*,^	Vivint Solar Inc.	10,200	39
*	Kornit Digital Ltd.	2,000	37
*	GMS Inc.	2,400	36
*	Univar Inc.	2,000	35
	Donaldson Co. Inc.	800	35
*,^	Enphase Energy Inc.	6,900	33
	Curtiss-Wright Corp.	300	31
*	USA Truck Inc.	1,800	27

*	SPX Corp.	900	25
*	Armstrong Flooring Inc.	2,060	24
*	ARC Document Solutions Inc.	11,400	23
*	Colfax Corp.	800	17
*	ASGN Inc.	300	16
	Briggs & Stratton Corp.	1,100	14
	Trinity Industries Inc.	682	14
*	Sparton Corp.	728	13
*	Titan Machinery Inc.	1,000	13
	Global Brass & Copper Holdings Inc.	500	13
	H&E Equipment Services Inc.	600	12
*	Huron Consulting Group Inc.	226	12
	Quanex Building Products Corp.	800	11
	DMC Global Inc.	300	11
	Titan International Inc.	1,900	9
*	Textainer Group Holdings Ltd.	800	8
*	YRC Worldwide Inc.	2,200	7
	Systemax Inc.	271	6
	Rush Enterprises Inc. Class A	181	6
	Maxar Technologies Ltd.	500	6
*	Babcock & Wilcox Enterprises Inc.	14,200	6
*	CECO Environmental Corp.	780	5
	Universal Forest Products Inc.	200	5
*	Genco Shipping & Trading Ltd.	600	5
*	DXP Enterprises Inc.	157	4
	CRA International Inc.	100	4
*	Gibraltar Industries Inc.	100	4
	Universal Logistics Holdings Inc.	186	3
	Caesarstone Ltd.	195	3
	Insteel Industries Inc.	100	2
*	American Superconductor Corp.	200	2
*	Covenant Transportation Group Inc. Class A	100	2
	Greenbrier Cos. Inc.	31	1
	Allegion plc	9	1
			812,713
Information Technology (20.2%)
	Microsoft Corp.	3,766,317	382,545
	Apple Inc.	2,219,780	350,148
	Visa Inc. Class A	758,522	100,079
	Intel Corp.	1,869,090	87,716
	Mastercard Inc. Class A	403,151	76,054
	Oracle Corp.	1,307,055	59,014
	Cisco Systems Inc.	1,341,651	58,134
	QUALCOMM Inc.	896,304	51,009
	Fidelity National Information Services Inc.	472,060	48,410
*	Adobe Inc.	199,704	45,181
	Intuit Inc.	219,904	43,288
	NVIDIA Corp.	320,924	42,843
	Citrix Systems Inc.	398,491	40,829
	Accenture plc Class A	264,064	37,236
*	Cadence Design Systems Inc.	734,414	31,932
*	PayPal Holdings Inc.	372,305	31,307
	HP Inc.	1,296,460	26,526
	International Business Machines Corp.	223,737	25,432
*	VeriSign Inc.	170,975	25,354
	NetApp Inc.	404,089	24,112
*	Micron Technology Inc.	723,607	22,960

	Automatic Data Processing Inc.	172,910	22,672
	Broadridge Financial Solutions Inc.	220,622	21,235
*	F5 Networks Inc.	123,524	20,015
	Seagate Technology plc	494,780	19,094
*	Advanced Micro Devices Inc.	1,009,992	18,644
*	Fortinet Inc.	250,318	17,630
*	salesforce.com Inc.	128,419	17,590
	Texas Instruments Inc.	178,610	16,879
	Cognizant Technology Solutions Corp. Class A	253,540	16,095
	KLA-Tencor Corp.	169,760	15,192
	Broadcom Inc.	57,959	14,738
	Analog Devices Inc.	160,960	13,815
	Paychex Inc.	186,771	12,168
*	Synopsys Inc.	127,800	10,766
	DXC Technology Co.	186,900	9,937
	Applied Materials Inc.	292,800	9,586
	Motorola Solutions Inc.	78,455	9,025
	Total System Services Inc.	100,355	8,158
	Juniper Networks Inc.	236,820	6,373
	Xilinx Inc.	74,530	6,348
*	Akamai Technologies Inc.	90,120	5,505
*	Fiserv Inc.	67,892	4,989
	VMware Inc. Class A	34,700	4,758
	FLIR Systems Inc.	103,800	4,519
*	Red Hat Inc.	22,890	4,020
	Skyworks Solutions Inc.	54,767	3,670
*	CoreLogic Inc.	93,800	3,135
	Western Digital Corp.	84,150	3,111
*	Autodesk Inc.	23,200	2,984
	NXP Semiconductors NV	35,100	2,572
*	Flex Ltd.	302,900	2,305
	Versum Materials Inc.	81,993	2,273
	Western Union Co.	108,357	1,849
	Amphenol Corp. Class A	22,703	1,839
	TE Connectivity Ltd.	23,500	1,777
*	CommScope Holding Co. Inc.	99,032	1,623
*	Black Knight Inc.	34,100	1,537
*	Arista Networks Inc.	7,250	1,528
*	GoDaddy Inc. Class A	20,800	1,365
	Maxim Integrated Products Inc.	18,268	929
	InterDigital Inc.	13,900	923
*	Qorvo Inc.	12,700	771
	Kulicke & Soffa Industries Inc.	37,200	754
*	Tower Semiconductor Ltd.	46,000	678
*	Palo Alto Networks Inc.	3,506	660
*	3D Systems Corp.	56,730	577
	Sabre Corp.	26,100	565
	Perspecta Inc.	29,500	508
*	Ciena Corp.	14,200	481
*	Check Point Software Technologies Ltd.	4,200	431
*	MicroStrategy Inc. Class A	3,307	422
*	First Solar Inc.	9,800	416
*	GreenSky Inc. Class A	40,600	389
	Progress Software Corp.	10,000	355
*	Unisys Corp.	27,000	314
*	NetScout Systems Inc.	13,000	307
	Leidos Holdings Inc.	5,218	275

*	Yext Inc.	18,500	275
*,^	SolarEdge Technologies Inc.	7,200	253
	Hollysys Automation Technologies Ltd.	13,600	238
	Amdocs Ltd.	3,900	228
*	First Data Corp. Class A	12,800	216
	Xperi Corp.	11,500	211
	Teradyne Inc.	6,400	201
*	Teradata Corp.	5,100	196
*	Conduent Inc.	17,300	184
*	Manhattan Associates Inc.	4,100	174
	Genpact Ltd.	6,400	173
*	Photronics Inc.	17,200	166
*	Zebra Technologies Corp.	1,000	159
*	Cirrus Logic Inc.	4,700	156
*	NCR Corp.	6,657	154
*	Cornerstone OnDemand Inc.	2,974	150
*	Synaptics Inc.	3,700	138
*	Rudolph Technologies Inc.	6,100	125
*	Mellanox Technologies Ltd.	1,300	120
	j2 Global Inc.	1,627	113
	Dolby Laboratories Inc. Class A	1,800	111
	NIC Inc.	8,500	106
*	InterXion Holding NV	1,600	87
*	Advanced Energy Industries Inc.	1,909	82
*	Calix Inc.	8,061	79
	MKS Instruments Inc.	1,200	78
*	Nuance Communications Inc.	5,500	73
*	Benefitfocus Inc.	1,588	73
*	Cree Inc.	1,600	68
*	Casa Systems Inc.	5,100	67
*	Atlassian Corp. plc Class A	700	62
	NVE Corp.	682	60
*	Trimble Inc.	1,774	58
	Cohu Inc.	3,500	56
*	Luxoft Holding Inc. Class A	1,600	49
*	Rubicon Project Inc.	12,285	46
*	EchoStar Corp. Class A	1,200	44
*	Rambus Inc.	5,700	44
*	Alpha & Omega Semiconductor Ltd.	4,100	42
*	Cardtronics plc Class A	1,600	42
	CDK Global Inc.	800	38
*	Zix Corp.	6,500	37
*	Sanmina Corp.	1,500	36
*	Knowles Corp.	2,700	36
*	Net 1 UEPS Technologies Inc.	7,500	35
*	CommVault Systems Inc.	500	30
*	Lattice Semiconductor Corp.	4,000	28
*	Immersion Corp.	3,000	27
*	SPS Commerce Inc.	300	25
*	MoneyGram International Inc.	11,600	23
*	A10 Networks Inc.	3,700	23
*	Model N Inc.	1,700	22
*	LivePerson Inc.	1,100	21
*	Anixter International Inc.	381	21
	Entegris Inc.	700	19
*	Endurance International Group Holdings Inc.	2,413	16
	Travelport Worldwide Ltd.	900	14

*	Aerohive Networks Inc.	4,300	14
	Monotype Imaging Holdings Inc.	847	13
	Daktronics Inc.	1,566	12
*	Ribbon Communications Inc.	2,091	10
*	Amkor Technology Inc.	1,500	10
*	VirnetX Holding Corp.	3,500	8
*	Blackline Inc.	200	8
	LogMeIn Inc.	100	8
*	Coupa Software Inc.	100	6
*	ARRIS International plc	159	5
	Hackett Group Inc.	300	5
*	Acacia Communications Inc.	100	4
*	Apptio Inc. Class A	100	4
	Ituran Location and Control Ltd.	100	3
*	Radware Ltd.	100	2
*	BlackBerry Ltd.	300	2
			1,966,705
Materials (1.7%)
	Air Products & Chemicals Inc.	201,333	32,223
	Freeport-McMoRan Inc.	1,971,861	20,330
	Nucor Corp.	347,481	18,003
	Linde plc	110,119	17,183
	CF Industries Holdings Inc.	373,354	16,245
	Mosaic Co.	517,974	15,130
	Ball Corp.	205,141	9,432
	Sealed Air Corp.	197,160	6,869
	DowDuPont Inc.	117,905	6,306
	Westrock Co.	135,900	5,132
	LyondellBasell Industries NV Class A	53,834	4,477
	Avery Dennison Corp.	46,900	4,213
	Huntsman Corp.	93,300	1,800
	Steel Dynamics Inc.	56,600	1,700
	Celanese Corp. Class A	18,700	1,682
	Packaging Corp. of America	18,900	1,577
	Olin Corp.	65,300	1,313
	Chemours Co.	31,000	875
*	Berry Global Group Inc.	18,400	875
	Louisiana-Pacific Corp.	27,300	607
	Methanex Corp.	11,674	562
	Sherwin-Williams Co.	850	334
	Valvoline Inc.	15,700	304
*	Allegheny Technologies Inc.	11,300	246
*	AdvanSix Inc.	8,800	214
	Graphic Packaging Holding Co.	19,300	205
	Domtar Corp.	5,795	204
	WR Grace & Co.	2,000	130
*	Cleveland-Cliffs Inc.	14,900	115
	Reliance Steel & Aluminum Co.	1,600	114
	Trinseo SA	2,300	105
	Ecolab Inc.	700	103
	Mercer International Inc.	8,500	89
*	SunCoke Energy Inc.	9,252	79
*	Constellium NV Class A	11,000	77
*	Verso Corp.	2,700	60
	Nexa Resources SA	2,900	35
*	Flotek Industries Inc.	29,968	33
	PolyOne Corp.	1,100	31

	Israel Chemicals Ltd.	5,164	29
	Ashland Global Holdings Inc.	407	29
	Ferroglobe plc	17,900	28
*	Coeur Mining Inc.	6,100	27
	Resolute Forest Products Inc.	2,700	21
*	Pan American Silver Corp.	1,200	18
*	Ryerson Holding Corp.	1,900	12
	Cabot Corp.	223	10
	Silgan Holdings Inc.	298	7
*	Axalta Coating Systems Ltd.	100	2
*	Intrepid Potash Inc.	685	2
*,§	Ferroglobe R&W Trust	48,731	—
			169,197
Other (0.1%)
^	SPDR S&P 500 ETF Trust	62,000	15,495
*,§	Biosante Pharmaceutical Inc. CVR	4,189	—
			15,495
Real Estate (4.0%)
	Simon Property Group Inc.	362,740	60,937
	Extra Space Storage Inc.	319,776	28,933
	Host Hotels & Resorts Inc.	1,387,207	23,125
	Equity Residential	307,405	20,292
	Ventas Inc.	341,970	20,036
	HCP Inc.	704,105	19,666
	Public Storage	88,848	17,984
	AvalonBay Communities Inc.	99,570	17,330
*	SBA Communications Corp. Class A	106,429	17,230
	Crown Castle International Corp.	136,799	14,860
	Vornado Realty Trust	225,160	13,967
	Apartment Investment & Management Co.	309,891	13,598
	Duke Realty Corp.	481,896	12,481
	Prologis Inc.	206,200	12,108
	American Tower Corp.	75,395	11,927
	UDR Inc.	283,018	11,213
	Weyerhaeuser Co.	491,800	10,751
	Boston Properties Inc.	95,120	10,706
	Realty Income Corp.	132,536	8,355
	Mid-America Apartment Communities Inc.	84,980	8,133
	Regency Centers Corp.	124,100	7,282
	Federal Realty Investment Trust	44,540	5,258
	SL Green Realty Corp.	53,410	4,224
	Macerich Co.	94,550	4,092
	Essex Property Trust Inc.	16,168	3,965
*	CBRE Group Inc. Class A	69,000	2,763
	CoreCivic Inc.	63,400	1,130
	Douglas Emmett Inc.	23,432	800
^	Realogy Holdings Corp.	29,300	430
	Sun Communities Inc.	4,100	417
	GEO Group Inc.	16,400	323
	American Homes 4 Rent Class A	15,797	314
	Brixmor Property Group Inc.	17,800	261
	Liberty Property Trust	6,100	255
	Equity LifeStyle Properties Inc.	2,300	223
	Equity Commonwealth	7,323	220
	Brandywine Realty Trust	16,200	209
*	Cushman & Wakefield plc	11,600	168

	Park Hotels & Resorts Inc.	5,800	151
	InfraREIT Inc.	4,631	97
	Highwoods Properties Inc.	2,200	85
	Healthcare Trust of America Inc. Class A	3,200	81
	Kimco Realty Corp.	5,190	76
	Empire State Realty Trust Inc.	4,647	66
	STAG Industrial Inc.	2,100	52
	Brookfield Property REIT Inc. Class A	2,300	37
	Equinix Inc.	100	35
	Hudson Pacific Properties Inc.	1,000	29
	CorePoint Lodging Inc.	2,300	28
	Retail Value Inc.	910	23
	Newmark Group Inc. Class A	2,500	20
	Corporate Office Properties Trust	700	15
	American Campus Communities Inc.	300	12
	Spirit MTA REIT	1,700	12
	UMH Properties Inc.	800	9
	Outfront Media Inc.	200	4
	Piedmont Office Realty Trust Inc. Class A	200	3
	Kite Realty Group Trust	200	3
	CareTrust REIT Inc.	149	3
*	St. Joe Co.	200	3
	Weingarten Realty Investors	100	2
	Senior Housing Properties Trust	200	2
	STORE Capital Corp.	67	2
			386,816
Utilities (2.6%)
	NRG Energy Inc.	940,547	37,246
	Exelon Corp.	569,563	25,687
	Dominion Energy Inc.	307,566	21,979
	FirstEnergy Corp.	577,818	21,697
	Entergy Corp.	248,366	21,377
	NextEra Energy Inc.	120,040	20,865
	AES Corp.	1,361,161	19,682
	American Electric Power Co. Inc.	228,600	17,086
	Southern Co.	353,445	15,523
	Edison International	187,372	10,637
	Duke Energy Corp.	99,370	8,576
	Evergy Inc.	118,700	6,739
	PPL Corp.	190,800	5,405
	Public Service Enterprise Group Inc.	75,283	3,918
	Pinnacle West Capital Corp.	32,200	2,743
*	PG&E Corp.	107,500	2,553
	CenterPoint Energy Inc.	89,800	2,535
	WEC Energy Group Inc.	21,685	1,502
	Portland General Electric Co.	20,018	918
	National Fuel Gas Co.	14,590	747
	UGI Corp.	8,000	427
	Avangrid Inc.	7,700	386
	TerraForm Power Inc. Class A	29,000	325
	Consolidated Edison Inc.	3,760	288
	Pattern Energy Group Inc. Class A	13,200	246
*	Atlantic Power Corp.	99,700	216
	MDU Resources Group Inc.	8,524	203
	Fortis Inc.	5,900	197
	Avista Corp.	1,838	78
	DTE Energy Co.	520	57

Atlantica Yield plc	2,800	55
Black Hills Corp.	800	50
Chesapeake Utilities Corp.	388	32
MGE Energy Inc.	100	6
		249,981
Total Common Stocks (Cost $8,535,302)		9,439,015

	Coupon		Shares
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.1%)
[2,3] Vanguard Market Liquidity Fund	2.530%		3,013,079	301,308

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	2.133%	1/3/19	372	372
[4] United States Treasury Bill	2.284%	2/21/19	5,000	4,983
United States Treasury Bill	2.374%	3/7/19	2,000	1,991
[4] United States Treasury Bill	2.365%	3/21/19	5,000	4,975
[4] United States Treasury Bill	2.423%	4/11/19	200	199
[4] United States Treasury Bill	2.474%	5/9/19	2,500	2,479
				14,999
Total Temporary Cash Investments (Cost $316,288)				316,307
Total Investments (100.1%) (Cost $8,851,590)				9,755,322
Other Assets and Liabilities-Net (-0.1%)[3,5]				(8,345)
Net Assets (100%)				9,746,977

*          Non-income-producing security.

^          Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,268,000.

§         Security value determined using significant unobservable inputs.

1         The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.3%, respectively, of net assets.

2         Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3         Includes $17,627,000 of collateral received for securities on loan.

4         Securities with a value of $10,504,000 have been segregated as initial margin for open futures contracts.

5         Cash of $3,318,000 has been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	2,267	283,964	(2,989)

Growth and Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Growth and Income Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	9,439,015	—	—[1]
Temporary Cash Investments	301,308	14,999	—
Futures Contracts—Assets[2]	2,173	—	—
Total	9,742,496	14,999	—

1 Amount is less than $500.

2 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.